WARRANTS (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Common stock shares issued	37,918,618	12,801,332	12,301,332
Common stock per shares	$ 0.001	$ 0.001	$ 0.001
Discount rate	2.20%
Warrant [Member]
Conversion price	$ 0.50
Volatility rate	272.63%
Discount rate	2.40%
Fair value of common stock	$ 221,000
Fair value of warrants	535,293
Warrants outstanding	$ 378,872
Description of fair value of warrants	Based on the fair value of the common stock of $221,000 and value of the warrants of $535,293 the fair value of the warrants were calculated to be 70.7 % of the total value or $378,872 .
Warrant [Member] | Minimum [Member]
Common stock per shares	$ 0.51
Warrant [Member] | Maximum [Member]
Common stock per shares	$ 3.00
Warrant [Member] | Twenty Individuals [Member]
Common stock shares issued	442,286
Common stock per shares	$ 0.50
Description of maturity	The warrants mature in three years and are convertible into one share of common stock for each warrant at $0.50 per share.